RELATED PARTY TRANSACTIONS (Narrative) (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Key management personnel and other related parties [Member]
Disclosure of transactions between related parties [line items]
Accounts payable and accrued liabilities	$ 0	$ 3